INCOME TAXES (Schedule of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax expense:
PRC	$ (1,981,113)		$ (822,238)
Other jurisdictions	(1,881,831)	(339,223)	(2,866,755)
Total current income tax expense	(3,862,944)	(339,223)	(3,688,993)
Deferred income tax credit
PRC	1,481,687	(17,231,276)	17,460,955
Other jurisdictions	1,253,630	1,275,278
Total deferred income tax credit	2,735,317	(15,955,998)	17,460,955
Total income tax credit (expense)	$ (1,127,627)	$ (16,295,221)	$ 13,771,962